DoubleLine Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 12.3%
560,999	AASET Ltd., Series 2019-2-C	6.41	% (a)(g)	10/16/2039	342,839
865,468	Business Jet Securities LLC, Series 2021-1A-C	5.07	% (a)(g)	04/15/2036	817,006
9,500	Flagship Credit Auto Trust, Series 2018-4-R	0.00	% (a)(f)(g)	03/16/2026	792,048
1,267,415	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(g)(h)	12/15/2044	873,161
1,005,007	Pioneer Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(g)	06/15/2044	683,557
1,900,612	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	1,766,539
20,000	SoFi Professional Loan Program Trust, Series 2021-A-R1	0.00	% (a)(f)(g)	08/17/2043	394,915
20,000	SoFi Professional Loan Program, Series 2018-A-R1	0.00	% (a)(f)(g)	02/25/2042	444,745
5,930	SoFi Professional Loan Program, Series 2018-A-R2	0.00	% (a)(f)(g)	02/25/2042	131,867
10,000	SoFi Professional Loan Program, Series 2021-B-R1	0.00	% (a)(f)(g)	02/15/2047	553,666
1,167,086	START Ireland, Series 2019-1-C	6.41	% (a)(g)	03/15/2044	884,505
1,311,942	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49	% (a)	06/20/2046	1,267,227
2,165,065	WAVE LLC, Series 2019-1-C	6.41	% (a)(g)	09/15/2044	1,487,238

Total Asset Backed Obligations (Cost $12,594,552)					10,439,313

Collateralized Loan Obligations - 19.4%
700,000	AIMCO Ltd., Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.99	% (a)	10/17/2034	604,371
1,250,000	Apidos, Series 2021-35A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.81	% (a)	04/20/2034	1,077,481
500,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	7.48	% (a)	04/25/2034	431,279
500,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	7.45	% (a)	04/15/2034	434,366
500,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	7.24	% (a)	07/15/2034	427,372
500,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.06	% (a)	04/20/2034	463,467
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (a)	07/15/2033	445,106
1,000,000	Goldentree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	4.00	% (a)	07/21/2030	936,780
2,000,000	Highbridge Loan Management Ltd., Series 12A-18-C (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.79	% (a)	07/18/2031	1,797,400
500,000	Madison Park Funding Ltd., Series 2021-48A-E (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (a)	04/19/2033	454,925
1,275,000	Magnetite Ltd., Series 2021-29A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (a)	01/15/2034	1,131,498
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.94	% (a)	07/15/2029	905,899
500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	4.03	% (a)	07/25/2030	451,716
500,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	7.54	% (a)	04/15/2034	436,735
500,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.31	% (a)	07/02/2035	442,291

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	7.16	% (a)	07/20/2034	437,773
1,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.84	% (a)	04/15/2036	864,432
1,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	7.92	% (a)	07/20/2034	876,187
3,500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	5.76	% (a)	11/26/2032	3,299,112
500,000	Venture Ltd., Series 2020-39A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	5.29	% (a)	04/15/2033	491,470

Total Collateralized Loan Obligations (Cost $18,028,459)					16,409,660

Non-Agency Commercial Mortgage Backed Obligations - 21.7%
1,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (a)	04/15/2034	944,380
13,409,430	BANK, Series 2019-BN19-XFG	1.17	% (a)(b)(c)	08/15/2061	765,788
1,250,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	5.18	% (a)	08/15/2038	1,125,042
1,000,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	5.25	% (a)	06/15/2036	930,072
1,000,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	4.52	% (a)	08/20/2035	978,293
17,739,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-XF	1.42	% (a)(b)(c)	11/10/2047	218,580
8,120,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.60	% (a)(b)(c)	03/15/2054	809,130
87,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	3.92	% (a)	06/15/2033	78,700
1,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-H	4.09	% (a)(b)	12/10/2036	1,090,600
994,876	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	6.92	% (a)	11/25/2028	979,734
1,000,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.42	% (a)	08/15/2032	916,107
1,250,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (a)	11/15/2036	1,184,171
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(b)	05/05/2032	881,931
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-E	3.36	% (a)(b)(g)	09/15/2047	1,174,201
1,250,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (a)	11/15/2038	1,135,308
308,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.67	% (a)	11/15/2034	286,970
1,205,738	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	8.78	% (a)	02/15/2039	1,164,164
810,080	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	5.37	% (a)	11/11/2034	736,488
1,222,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.11	% (b)	08/15/2051	1,102,701
1,562,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	4.21	% (a)(b)	03/10/2046	1,205,864
48,314,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-XB	0.36	% (b)(c)	12/15/2049	633,812

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $20,954,186)					18,342,036

Non-Agency Residential Collateralized Mortgage Obligations - 23.1%
1,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/19/2037	943,650
2,000,000	AMSR Trust, Series 2021-SFR1-G	4.61	% (a)(b)	06/17/2038	1,754,556

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,100,000	Angel Oak Mortgage Trust LLC, Series 2019-2-B2	6.29	% (a)(b)	03/25/2049	1,034,400
118,139	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(h)	11/25/2070	118,095
1,250,000	Connecticut Avenue Securities Trust, Series 2021-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.55%)	2.48	% (a)	10/25/2041	1,161,705
1,250,000	Connecticut Avenue Securities Trust, Series 2022-R01-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	6.93	% (a)	12/26/2041	1,029,613
1,250,000	Connecticut Avenue Securities Trust, Series 2022-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 7.65%)	8.58	% (a)	01/27/2042	1,095,884
1,372,000	CSMC Trust, Series 2021-NQM4-B2	4.18	% (a)(b)	05/25/2066	1,055,015
1,400,000	FMC GMSR Issuer Trust, Series 2021-GT1-B	4.36	% (a)(b)	07/25/2026	1,262,452
1,750,000	FMC GMSR Issuer Trust, Series 2021-GT2-B	4.44	% (a)(b)	10/25/2026	1,570,073
1,400,000	LHOME Mortgage Trust, Series 2021-RTL1-M	4.46	% (a)(b)	09/25/2026	1,284,606
1,205,000	Progress Residential Trust, Series 2021-SFR1-H	5.00	% (a)	04/17/2038	1,083,638
1,400,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	1,318,530
1,250,000	SG Residential Mortgage Trust, Series 2021-1-B2	4.30	% (a)(b)	07/25/2061	884,361
237,907	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(b)	03/25/2049	218,262
124,292	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(b)	03/25/2049	115,305
231,269	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(b)	03/25/2049	208,936
1,400,000	Verus Securitization Trust, Series 2020-5-B2	4.71	% (a)(b)	05/25/2065	1,249,773
1,500,000	Verus Securitization Trust, Series 2021-3-B2	3.96	% (a)(b)	06/25/2066	1,087,344
1,100,000	VOLT LLC, Series 2021-NPL5-A2	4.83	% (a)(h)	03/27/2051	1,045,790

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $22,341,334)					19,521,988

US Government and Agency Mortgage Backed Obligations - 11.2%
1,504,795	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (c)(e)	07/25/2050	246,208
1,978,233	Federal Home Loan Mortgage Corporation REMICS, Series 5037-IO	3.00	% (c)	11/25/2050	371,090
4,918,131	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	1.57	% (c)(e)	06/25/2051	81,344
1,228,256	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5-M2 (Secured Overnight Financing Rate 30 Day Average + 1.65%)	2.58	% (a)	01/25/2034	1,185,537
1,250,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1-B2 (Secured Overnight Financing Rate 30 Day Average + 7.10%)	8.03	% (a)	01/25/2042	1,016,667
1,778,970	Federal National Mortgage Association, Series 2020-53-DI	3.00	% (c)	08/25/2060	310,088
1,379,513	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (c)(e)	08/25/2050	209,618
1,372,613	Federal National Mortgage Association, Series 2020-77-S (-1 x Secured Overnight Financing Rate 30 Day Average + 4.15%, 4.15% Cap)	3.22	% (c)(e)	11/25/2050	118,481
2,428,377	Federal National Mortgage Association, Series 2020-77-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.10%, 4.10% Cap)	3.17	% (c)(e)	11/25/2050	205,401
1,027,098	Federal National Mortgage Association, Series 2020-M10-X2	1.84	% (b)(c)	12/25/2030	106,052
2,064,281	Federal National Mortgage Association, Series 2020-M17-X1	1.46	% (b)(c)	01/25/2028	107,200
2,421,021	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	5.43	% (c)(e)	08/20/2050	412,694

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,252,239	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (c)(e)	09/20/2050	140,863
2,714,036	Government National Mortgage Association, Series 2020-138-IL	3.50	% (c)	09/20/2050	450,497
1,471,082	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.75	% (c)(e)	09/20/2050	240,797
2,011,691	Government National Mortgage Association, Series 2020-142-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	09/20/2050	326,638
1,249,104	Government National Mortgage Association, Series 2020-160-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	10/20/2050	184,767
1,633,248	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	11/20/2050	233,454
1,525,330	Government National Mortgage Association, Series 2020-167-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	11/20/2050	242,276
1,288,402	Government National Mortgage Association, Series 2020-188-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	11/20/2050	189,035
1,200,730	Government National Mortgage Association, Series 2020-189-SP (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	12/20/2050	165,082
2,790,907	Government National Mortgage Association, Series 2020-196-DI	2.50	% (c)	12/20/2050	362,757
1,624,496	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (c)(e)	07/20/2050	240,296
5,378,422	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	1.00	% (c)(e)	06/20/2051	116,857
2,835,114	Government National Mortgage Association, Series 2021-117-HI	3.50	% (c)	07/20/2051	394,450
4,574,710	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (c)(e)	07/20/2051	100,360
3,835,759	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	2.43	% (c)(e)	08/20/2051	180,646
2,545,080	Government National Mortgage Association, Series 2021-2-IO	0.88	% (b)(c)	06/16/2063	180,831
3,146,821	Government National Mortgage Association, Series 2021-46-ES (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	1.20	% (c)(e)	03/20/2051	108,168
5,193,972	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (c)(e)	04/20/2051	89,770
3,478,991	Government National Mortgage Association, Series 2021-80-IO	0.90	% (b)(c)	12/16/2062	272,355
4,210,491	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (c)(e)	06/20/2051	144,348
1,954,393	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	06/20/2051	262,554
1,835,214	Government National Mortgage Association, Series 2021-98-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	06/20/2051	220,911
2,082,644	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (c)(e)	06/20/2051	278,797

Total US Government and Agency Mortgage Backed Obligations (Cost $14,270,200)					9,496,889

US Government and Agency Obligations - 5.3%
4,000,000	United States Treasury Notes	0.50%		08/31/2027	3,511,016
1,000,000	United States Treasury Notes	2.88%		05/15/2032	988,906

Total US Government and Agency Obligations (Cost $5,004,863)					4,499,922

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 6.7%
1,904,717	First American Government Obligations Fund - Class U	1.31	% (d)		1,904,717
1,904,717	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (d)		1,904,717
1,904,718	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (d)		1,904,718

Total Short Term Investments (Cost $5,714,152)					5,714,152

Total Investments - 99.7% (Cost $98,907,746)					84,423,960
Other Assets in Excess of Liabilities - 0.3%					236,304

NET ASSETS - 100.0%					$84,660,264

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)	Seven-day yield as of period end

(e)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(g)	Value determined using significant unobservable inputs.

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	23.1%
Non-Agency Commercial Mortgage Backed Obligations	21.7%
Collateralized Loan Obligations	19.4%
Asset Backed Obligations	12.3%
US Government and Agency Mortgage Backed Obligations	11.2%
Short Term Investments	6.7%
US Government and Agency Obligations	5.3%
Other Assets and Liabilities	0.3%

100.0%

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.